Investments and Sundry Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments and Sundry Assets
Deferred transition and setup costs and other deferred arrangements	$ 1,624	$ 1,527
Derivatives-noncurrent	702	681
Alliance investments - equity method	82	98
Alliance investments - non-equity method	393	496
Prepaid software	273	332
Long-term deposits	256	300
Other receivables	516	509
Employee benefit-related	273	356
Prepaid income taxes	496	518
Other assets	571	705
Total	$ 5,187	$ 5,520	[1]

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.